Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Federal Home Loan Banks [Abstract]
Shareholders' Equity
16. SHAREHOLDERS’ EQUITY
Dividends
The Company declared cash dividends per ordinary share during the periods presented as follows:

	2018		2019		2020
	Dividends Per Share (US$)	Amount (in US$ thousand)	Dividends Per Share (US$)	Amount (in US$ thousand)	Dividends Per Share (US$)	Amount (in US$ thousand)
First quarter	$0.075	$10,832	$0.075	$10,956	$0.0875	$12,301
Second quarter	$0.075	10,835	$0.075	10,957	$0.0875	12,301
Third quarter	$0.075	10,843	$0.075	10,029	$0.0875	12,303
Fourth quarter	$0.075	10,849	$0.0875	12,171	$0.0875	12,089

		$43,359		$44,113		$48,994

On
November 2, 2015, the board of directors,
began
declaring
,
 declared an annual dividend payable in four quarterly installments. The board of directors declared annual dividends of US$1.20, US$1.40 and US$1.40, equivalent to US$0.30, US$0.35 and US$0.35 per common share, payable in four quarterly installments on October 29, 2018, October 25, 2019 and October 26, 2020, respectively. Future dividends, if any, will be declared by and subject to the discretion of the Company’s board of directors.
Share Repurchase
On November 21, 2018, the board of directors of the Company
authorized a plan

to repurchase up to US$200 million of the Company’s ADSs over a 24 month period. On October 26, 2020, the Board of Directors of the Company to November 21, 2021. The
repurchase plan does
not obligate the Company to acquire any particular amount of ADS and may be modified or suspended at any time at the Company’s discretion.
For the years ended December 31, 2018, 2019 and 2020, the Company repurchased 1,006 thousand, 762 thousand and 626 thousand ADSs for a total cost of US$34,755 thousand, US$25,103 thousand and US$25,044 thousand, respectively. The weighted average purchase price per ADS repurchased was US$34.54, US$32.82 and US$39.93 in 2018, 2019 and 2020, respectively.